Other Payables And Accruals - Summary of detailed information about other payables and accruals (Detail) - HKD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Accrued Expenses And Other Liabilities [Line Items]
Accruals and other payables	$ 81,054,895	$ 66,043,431
Contract liabilities	47,270,998	111,974,163	$ 55,111,818
Current accrued expenses and other current liabilities	$ 128,325,893	$ 178,017,594